Shareholder Report, Line Graph (Details) 74200012900_Templeton Emerging Markets Small Cap Fund_Class R6_TSR Annual {Class R6} - USD ($)											12 Months Ended
	Aug. 31, 2025	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016	Aug. 31, 2026
Class R6
Account Value [Line Items]
Line Graph and Table Measure Name											Class R6
Accumulated Value	$ 16,802	$ 15,880	$ 13,389	$ 12,624	$ 15,288	$ 10,556	$ 10,797	$ 11,482	$ 11,837	$ 10,000	$ 20,091
MSCI Emerging Markets Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI Emerging Markets Index-NR
Accumulated Value	17,455	14,944	12,987	12,826	16,403	13,542	11,829	12,368	12,453	10,000	$ 24,305
MSCI Emerging Markets Small Cap Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI Emerging Markets Small Cap Index-NR
Accumulated Value	$ 19,907	$ 18,086	$ 15,564	$ 13,768	$ 16,463	$ 11,453	$ 10,336	$ 11,534	$ 11,635	$ 10,000	$ 23,787